Cover	Aug. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2024
Entity File Number	001-31812
Entity Registrant Name	ANI PHARMACEUTICALS, INC.
Entity Central Index Key	0001023024
Entity Tax Identification Number	58-2301143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 Main Street West
Entity Address, City or Town	Baudette
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56623
City Area Code	218
Local Phone Number	634-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ANIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false